DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Discontinued Operations
DISCONTINUED OPERATIONS

3.	DISCONTINUED OPERATIONS

On July 28, 2023, the Company’s board of directors had approved the Sale and Purchase Agreement (“SPA") with Feishang Group. Pursuant to the SPA, the Company agreed to sell 100% equity interest of Precise Space-Time Technology Limited ("PSTT") to Feishang Group, together with PSTT's outstanding payable owed to the Company, for consideration of approximately CNY95,761 comprising: (i) CNY-34,197, the fair value of 100% equity interest of PSTT as determined by the independent valuation report dated July 28, 2023. (ii) CNY129,958, the book value of PSTT's outstanding payable owed to the Company (referred as Disposal of PSTT). PSTT operated the wastewater treatment segment. After the disposal, the Company will not operate any wastewater treatment business and will continue operating its exploration and mining business.

The disposal of PST Technology was accounted for as an equity transaction of entities under common control. The consideration received by the Company for the disposal has been accounted for as a deemed contribution from the controlling shareholder in the consolidated statement of changes in equity. The assets and liabilities of the wastewater treatment transferred to Mr. Li Feilie were accounted for as a deemed distribution to the controlling shareholder on the closing date of the transaction.

The results of PSTT for the years/period are presented below.

	2022	For the period from January 1, 2023 to July 28, 2023	2024
	CNY	CNY	CNY
Revenue	20,306	12,748	—
Cost of sales	(14,485)	(5,872)	—
Gross profit	5,821	6,876	—
Selling and distribution expenses	(700)	(442)	—
Administrative expenses	(11,501)	(5,699)	—
Other income	205	142	—
Impairment reversal/(losses) on financial assets	1,073	(9,931)	—
Finance costs	(3,586)	(1,906)	—
Finance income	15,594	8,785	—

(LOSS)/PROFIT BEFORE INCOME TAX	6,906	(2,175)	—

Income tax expense	(5,864)	(1,931)	—

(LOSS)/PROFIT FOR THE YEAR/PERIOD FROM THE DISCONTINUED OPERATIONS	1,042	(4,106)	—
Attributable to:
Owners of the company	(1,285)	(5,504)	—
Non-controlling interests	2,327	1,398	—

The net cash flows incurred by PSTT are as follows:

	2022	For the period from January 1, 2023 to July 28, 2023	2024
	CNY	CNY	CNY
Operating activities	(2,255)	15,162	—
Investing activities	(13)	(12)	—
Financing activities	(11,930)	(3,378)	—
Net foreign exchange difference	—	33	—
Net (decrease) /increase in cash and cash equivalents	(14,198)	11,805	—

Loss per share
– Basic, from the discontinued operations	(0.15)	(0.67)	—
– Diluted, from the discontinued operations	(0.15)	(0.67)	—

The calculations of basic and diluted earnings per share from discontinued operations are based on:

	2022	For the period from January 1, 2023 to July 28, 2023	2024
	CNY	CNY	CNY
Loss for the year attributable to owners of the Company from discontinued operations	(1,285)	(5,504)	—
Weighted average number of ordinary shares in issue during the year / period used in the basic and diluted earnings per share calculation (note 8)	8,189,617	8,222,658	—